Earnings Per Common Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net Earnings to Common Shareholders
Basic EPS	$ 1,209	$ 1,655
Potential dilutive effect of stock options	0	0
Diluted EPS	$ 1,209	$ 1,655
Weighted Average Shares
Basic EPS (shares)	464.8	436.8
Potential dilutive effect of stock options (shares)	0.6	0.7
Diluted EPS (shares)	465.4	437.5
EPS
Basic (CAD per share)	$ 2.60	$ 3.79
Diluted (CAD per share)	$ 2.60	$ 3.78